Bank Premises and Equipment	12 Months Ended
Dec. 31, 2022
Bank Premises and Equipment

(5) Bank Premises and Equipment

A summary of bank premises and equipment, by asset classification, at December 31, 2022 and 2021 were as follows:

	Estimated
	useful lives				2022	2021

					(Dollars in Thousands)
Bank buildings and improvements	5	-	39	years	$571,665	$573,276
Furniture, equipment and vehicles	1	-	20	years	307,990	302,847
Land					108,622	113,118
Less: accumulated depreciation					(556,665)	(542,159)
Bank premises and equipment, net					$431,612	$447,082